Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Comprehensive income (loss), net of tax:
Net Income (Loss)	$ 265,623	[1]	$ 41,247
Other comprehensive income (loss)
Net unrealized gain (loss) on securities	35,352		15,526
Reclassification of net realized (gain) loss on securities into earnings	(47,664)
[OtherComprehensiveIncomeLossNetOfTax]	(12,312)		15,526
Total comprehensive income (loss)	253,311		56,773
Comprehensive income (loss) attributable to noncontrolling interests	(326)
Comprehensive income (loss) atributable to common stockholders	$ 253,637		$ 56,773

[1]	Represents our historical consolidated statement of income for the year ended December 31, 2013.